TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

17. TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Luckin BVI is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the British Virgin Islands, Luckin BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Luckin HK, Luckin Roasting and Luckin Roastery are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar ("HKD") of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2022). The policy is effective for the period from January 1, 2019 to December 31, 2022.

Dividends, interests, rent or royalties payable by the Company's PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor's disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

All income tax expenses for the year ended December 31, 2019 are current income tax expenses.

The Group’s income/(loss) before income taxes consisted of:

	For the period
	from June 16
	(date of inception)	For the year ended
	through December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	—	2,348	750	108
PRC	(56,371)	(1,621,500)	(3,159,870)	(453,887)
	(56,371)	(1,619,152)	(3,159,120)	(453,779)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the period from June 16, 2017 (date of inception) through December 31, 2017 and the years ended December 31, 2018 and 2019 to income tax expense were as follows:

	For the period
	from June 16
	(date of inception)	For the year ended
	through December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income taxes	(56,371)	(1,619,152)	(3,159,120)	(453,779)

Income tax benefit computed at PRC statutory income tax rate of 25%	14,093	404,788	789,780	113,445
Additional deduction for R&D expenses			4,192	602
Non-deductible share-based compensation expenses	—	—	(38,071)	(5,469)
Non-deductible expenses	(3,239)	(14,678)	(43,651)	(6,269)
Change of valuation allowance	(10,854)	(390,800)	(535,424)	(76,909)
Effect of preferential tax rate	—	—	(181,304)	(26,043)
Effect of International tax rates	—	690	3,091	444
Income tax expense	—	—	(1,387)	(199)

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Advertising expenses	53,892	21,218	3,048
Donation	675	1,262	181
Accrued expenses	7,573	10,272	1,475
Accrued welfare	447	701	101
Impairment loss of long-lived assets		39,671	5,698
Allowance for doubtful accounts		14,603	2,098
Tax losses	339,067	849,351	122,001
Valuation allowance	(401,654)	(937,078)	(134,602)
Total deferred tax assets, net	—	—	—

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2018 and 2019, the Company and most of its subsidiaries and VIE were in cumulative loss position, except some new entities with immaterial taxable income. Valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2019, the Group had accumulated tax losses of RMB4,205,130  (US$604,029) derived from entities in the PRC, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2022 to 2024 if not utilized.

Unrecognized Tax Benefits

As of December 31, 2018 and 2019, unrecognized tax benefit of RMB4,479 and RMB32,480 (US$4,665) if ultimately recognized would not impact the effective tax rate but would result in adjustments to deferred tax assets. The unrecognized tax benefits were primarily related to deemed sales of free coupons to customers. The amounts of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of period/year	48	4,479	643
Additions based on tax positions related to the current year	4,431	28,001	4,022
Reversal based on tax positions related to prior years	—	—	—
Balance at end of year	4,479	32,480	4,665

For the period from June 16, 2017 (date of inception) to December 31, 2017 and years ended December 31, 2018 and 2019, no interest expense or penalty was accrued in relation to the unrecognized tax benefit.

The Group is currently under examination of PRC tax authorities. As of the issuance date of this report, the Group is not notified of any fine or penalty from the PRC tax authorities. For the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, the Company, its subsidiaries and the VIE remain subject to tax examinations.